SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 3,744,512	$ 3,390,393	$ 2,853,078
Total long-lived assets	1,372,703	1,049,004
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	698,568	356,140	411,165
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	95,514	94,066	132,185
Netherlands
Revenues generated by geographic location of customers' headquarter
Total net revenues	83,475	51,357	36,732
United Kingdom
Revenues generated by geographic location of customers' headquarter
Total net revenues	101,479	48,295	73,274
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	58,811	13,471	22,516
Czech
Revenues generated by geographic location of customers' headquarter
Total net revenues	17,411	10,822	1,653
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	55,730	68,144	88,773
Australia
Revenues generated by geographic location of customers' headquarter
Total net revenues	232,409	48,069	33,634
Total long-lived assets	61,960
South Africa
Revenues generated by geographic location of customers' headquarter
Total net revenues	53,739	21,916	22,398
The Americas
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,474,657	1,108,162	1,103,509
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	999,144	628,815	863,500
Total long-lived assets	50,052	71,761
BRAZIL
Revenues generated by geographic location of customers' headquarter
Total net revenues	339,964	388,554	33,002
Canada
Revenues generated by geographic location of customers' headquarter
Total net revenues	68,385	52,194	193,790
Total long-lived assets	9,739	8,827
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	67,164	38,599	13,217
Total long-lived assets	193,179	193,452
Asia
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,571,287	1,926,091	1,338,404
PRC
Revenues generated by geographic location of customers' headquarter
Total net revenues	620,520	874,559	585,296
Total long-lived assets	824,618	675,291
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	483,041	476,946	373,396
Total long-lived assets	233,155	99,673
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	145,873	336,468	292,234
Singapore
Revenues generated by geographic location of customers' headquarter
Total net revenues	8,427	97,483	7,615
U.A.E
Revenues generated by geographic location of customers' headquarter
Total net revenues	104,467	91,991	5,391
Israel
Revenues generated by geographic location of customers' headquarter
Total net revenues	73,879	302	464
Korea
Revenues generated by geographic location of customers' headquarter
Total net revenues	46,697	25,244	29,212
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 88,383	$ 23,098	$ 44,796